Transactions with Related Parties - Summary of Balances Outstanding at the End of Reporting Period (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Receivables from related parties	R$ 8,095	R$ 9,078
Associates [member]
Disclosure of transactions between related parties [line items]
Receivables from related parties	13	386
Loans to key management personnel [member]
Disclosure of transactions between related parties [line items]
Receivables from related parties	R$ 8,082	R$ 8,692